Other payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Payroll payables	4,989,909	5,084,738	746,559
Other payables	1,153,949	2,320,299	340,674
Total	6,143,858	7,405,037	1,087,233